Stockholders' Equity (Summary Of Preferred Stock, Preferred Units And Contingent Units) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Schedule Of Stockholders' Equity [Line Items]
Outstanding	$ 46,203,152
Liquidation preference	$ 100
Temporary shares outstanding	273,326		273,326
Annual dividend increase on third anniversary of issuance	1.00%
Annual dividend increase on fourth anniversary of issuance	1.00%
Distribution rate	1.50%
Class A Preferred Stock [Member]
Schedule Of Stockholders' Equity [Line Items]
Optional Redemption Period	7 years
Outstanding	26,802,814	[1]
Liquidation preference	$ 100.00
Shares outstanding	273,326		0
Class B Preferred Units [Member]
Schedule Of Stockholders' Equity [Line Items]
Optional Redemption Date	Jun. 01, 2014	[2]
Outstanding	9,683,089	[2]
Liquidation preference	$ 100.00
Liquidation preference percentage	3.00%
Shares outstanding	98,304		0
Class C Preferred Units [Member]
Schedule Of Stockholders' Equity [Line Items]
Optional Redemption Date	Jun. 01, 2015	[2]
Outstanding	$ 9,717,249	[2]
Liquidation preference	$ 100.00
Liquidation preference percentage	3.00%
Shares outstanding	98,304		0
Class B And Class C Preferred Units [Member]
Schedule Of Stockholders' Equity [Line Items]
Distribution rate	3.00%

[1]	Cumulative annual cash dividend at the rate of 1% of the liquidation preference, which increases by 1% on each of the third and fourth anniversaries after issuance
[2]	Cumulative annual cash distribution equal to 1.5% of the liquidation preference per share, payable quarterly, if declared.